Material Cybersecurity Incident Disclosure	Jun. 21, 2025
Material Cybersecurity Incident [Line Items]
Material Cybersecurity Incident Nature [Text Block]	unauthorized activity on certain information technology (IT) systems. As disclosed in the Prior 8-K, the Company promptly activated its incident response plan and implemented containment measures, including proactively taking certain systems offline, which temporarily impacted the Company’s ability to fulfill and distribute customer orders. At this time, the Company does not anticipate sending any notifications to individual consumers as a result of this incident because it did not involve a breach of security of personal information or protected health information, as those terms are defined at law.
Material Cybersecurity Incident Scope [Text Block]	United Natural Foods, Inc. (the “Company”) became aware of unauthorized activity on certain information technology (IT) systems. As disclosed in the Prior 8-K, the Company promptly activated its incident response plan and implemented containment measures, including proactively taking certain systems offline, which temporarily impacted the Company’s ability to fulfill and distribute customer orders. At this time, the Company does not anticipate sending any notifications to individual consumers as a result of this incident because it did not involve a breach of security of personal information or protected health information, as those terms are defined at law.
The unauthorized activity has since been contained and the Company is now regularly receiving and shipping products to retailers across its distribution network. Importantly, the Company has safely restored the core systems that its customers and suppliers use for electronic ordering and invoicing, which has enabled business operations to normalize. Throughout this process, the Company focused on proactively and transparently engaging with its customers and suppliers to support their unique business needs.
The Company has continued to closely monitor the effect of the incident on its business, financial condition, and results of operations. In the weeks following the incident, the Company experienced reduced sales volume and increased operational costs as the Company worked to drive solutions-oriented results for its customers. The Company has also incurred, and expects to continue to incur, direct expenses related to the investigation and remediation of the incident.
Material Cybersecurity Incident Timing [Text Block]	As previously disclosed in a Current Report on Form 8-K filed with the Securities and Exchange Commission (“SEC”) on June 9, 2025 (the “Prior 8-K”), on June 5, 2025
Material Cybersecurity Incident Material Impact or Reasonably Likely Material Impact [Text Block]	reasonably likely to have a material impact on the Company’s net income/(loss) and adjusted EBITDA for the fourth fiscal quarter of 2025 compared to its internal projections prior to the incident